SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

12.

SUBSEQUENT EVENTS

During July and August 2013, the Company issued 40,000 shares of common stock in exchange for $43,200 in connection with the exercise of options at $0.96 per share by a director and warrants at $1.25 per share by an investor.

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2013, the Company issued options to purchase 370,000 shares of common stock to directors. The options have an exercise price of $0.99 per share, vest on June 30, 2014¸ subject to continuing service as a director and bear a ten year term.  The options were valued using the Black-Scholes model using a volatility of 93.11% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.52%. The value of these options will be recognized as expense over the requisite service period.

Since July 1, 2013, the Company has issued 289,941 shares of common stock and five year warrants to purchase 29,412 shares of common stock at an exercise price of $1.25 per share in exchange for $275,000 in connection with private placements with five accredited investors.

In July 2013, the Company issued ten year options to purchase 50,000 shares of common stock to a director. The options have an exercise price of $1.30 per share and vested immediately.  The options were valued using the Black-Scholes model using a volatility of 93.11% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.0 years (using the simplified method) and a discount rate of 1.37%. The value of these options will be recognized as expense in the quarter ending September 30, 2013.

In July 2013, the Company issued ten year options to purchase 250,000 shares of common stock, each to its Chief Executive Officer, Chief Technology Officer and Chief Financial Officer. The options have an exercise price of $1.30 per share and vest 50% upon the market value of the Company's common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company's common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period.  The options were valued using the Black-Scholes model using a volatility of 93.11% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.62%. The value of these options will be recognized as expense over the requisite service period.

In July 2013, the Company received $1 million from its Chief Operating Officer and principal stockholder in exchange for a five year, $1 million convertible note with a conversion rate of $1.00 per share and an annual interest of 7.5%, plus five year warrants to purchase 500,000 shares of the common stock at $1.30 per share.  The Company calculated the relative fair market value of the warrants to be $311,949 using the Black-Scholes model using a volatility of 91.46% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years (the term of the warrants) and a discount rate of 1.4%.  In addition, the Company calculated the intrinsic value of the beneficial conversion feature of the note to be $304,257.  These resulting note discounts will be amortized to interest expense over the term of the note.

In August and September 2013, the Company issued 342,946 shares of common stock in exchange for $390,000 in connection with the Purchase Agreement with Lincoln Park Capital.

In August 2013, the Company issued 8,880 shares of common stock as a partial conversion of a convertible note and repaid the remaining balance of $30,000.  In addition, the Company issued 234,663 shares of common stock in connection with the early conversion of a convertible note in the amount of $86,100, due in February 2014.

In September 2013, the Company repaid two convertible notes of $86,100 each, one of which was due to the Company's former Executive Chairman.